JPMorgan U.S. Momentum Factor ETF
Schedule of Portfolio Investments as of July 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 4.3%
Axon Enterprise, Inc. *	7,532	5,690,351
BWX Technologies, Inc.	25,648	3,896,701
Curtiss-Wright Corp.	8,178	4,009,019
GE Aerospace	64,465	17,475,172
HEICO Corp.	11,895	3,887,286
Howmet Aerospace, Inc.	37,264	6,698,949
Rocket Lab Corp. *	137,711	6,323,689
RTX Corp.	81,440	12,832,501
TransDigm Group, Inc.	4,552	7,321,710
		68,135,378
Beverages — 0.2%
Coca-Cola Co. (The)	17,097	1,160,715
Coca-Cola Consolidated, Inc.	11,180	1,249,365
		2,410,080
Chemicals — 0.6%
Ecolab, Inc.	23,668	6,195,336
Linde plc	7,197	3,312,491
		9,507,827
Construction & Materials — 1.7%
Acuity, Inc.	2,869	893,263
Armstrong World Industries, Inc.	6,559	1,234,207
EMCOR Group, Inc.	8,445	5,299,153
Lennox International, Inc.	6,228	3,792,852
Louisiana-Pacific Corp.	15,750	1,423,958
Quanta Services, Inc.	15,669	6,363,651
Trane Technologies plc	18,123	7,939,324
		26,946,408
Consumer Services — 1.5%
Copart, Inc. *	93,750	4,249,688
Duolingo, Inc. *	8,110	2,810,521
Grand Canyon Education, Inc. *	13,269	2,237,551
H&R Block, Inc.	25,604	1,391,321
Rollins, Inc.	43,800	2,508,426
Uber Technologies, Inc. *	127,681	11,204,008
		24,401,515
Electricity — 1.5%
Entergy Corp.	56,502	5,109,476
Evergy, Inc.	51,361	3,636,359
NRG Energy, Inc.	29,498	4,932,066
OGE Energy Corp.	24,056	1,092,623
Southern Co. (The)	31,444	2,970,829
Vistra Corp.	26,891	5,607,849
		23,349,202
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	9,533	4,170,497

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Electronic & Electrical Equipment — continued
Pentair plc	9,695	990,829
Veralto Corp.	13,218	1,385,643
		6,546,969
Finance & Credit Services — 0.3%
MGIC Investment Corp.	58,706	1,520,485
SLM Corp.	106,360	3,382,248
		4,902,733
Food Producers — 0.8%
BellRing Brands, Inc. *	29,536	1,612,075
Ingredion, Inc.	19,735	2,595,942
Pilgrim's Pride Corp.	29,694	1,407,199
Post Holdings, Inc. *	23,644	2,501,771
US Foods Holding Corp. *	51,033	4,252,580
		12,369,567
Gas, Water & Multi-utilities — 0.9%
Ameren Corp.	42,288	4,276,585
Atmos Energy Corp.	6,106	952,047
MDU Resources Group, Inc.	66,043	1,139,242
National Fuel Gas Co.	30,463	2,643,884
NiSource, Inc.	96,639	4,102,326
WEC Energy Group, Inc.	7,164	781,449
		13,895,533
General Industrials — 2.5%
3M Co.	47,713	7,119,734
Eaton Corp. plc	27,110	10,429,759
GE Vernova, Inc.	19,724	13,023,560
Parker-Hannifin Corp.	10,893	7,972,587
RPM International, Inc.	14,089	1,654,189
		40,199,829
Health Care Providers — 1.0%
Doximity, Inc., Class A *	47,096	2,766,890
Encompass Health Corp.	29,740	3,274,671
HCA Healthcare, Inc.	7,983	2,825,902
Tenet Healthcare Corp. *	21,877	3,528,323
Universal Health Services, Inc., Class B	16,340	2,719,793
		15,115,579
Household Goods & Home Construction — 0.5%
SharkNinja, Inc. *	38,720	4,495,392
Somnigroup International, Inc.	57,125	4,134,708
		8,630,100
Industrial Engineering — 0.8%
Caterpillar, Inc.	29,320	12,842,746
Industrial Materials — 0.2%
International Paper Co.	52,934	2,474,135

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Metals & Mining — 0.7%
Carpenter Technology Corp.	14,421	3,596,453
Reliance, Inc.	3,372	978,318
Southern Copper Corp. (Mexico)	27,755	2,613,411
Steel Dynamics, Inc.	26,634	3,397,433
Timken Co. (The)	2,489	189,388
		10,775,003
Industrial Support Services — 2.9%
American Express Co.	37,478	11,217,540
Automatic Data Processing, Inc.	13,107	4,056,617
Cintas Corp.	30,452	6,777,093
Core & Main, Inc., Class A *	62,771	3,994,747
ExlService Holdings, Inc. *	35,911	1,559,615
Fair Isaac Corp. *	2,618	3,761,333
Fiserv, Inc. *	40,646	5,647,355
Genpact Ltd.	43,106	1,898,819
Verisk Analytics, Inc., Class A	5,041	1,404,977
WW Grainger, Inc.	4,697	4,882,719
		45,200,815
Industrial Transportation — 0.6%
Allison Transmission Holdings, Inc.	31,638	2,849,635
Ryder System, Inc.	20,844	3,704,187
XPO, Inc. *	26,556	3,194,421
		9,748,243
Investment Banking & Brokerage Services — 7.0%
Ameriprise Financial, Inc.	10,528	5,455,504
Bank of New York Mellon Corp. (The)	69,048	7,004,920
Berkshire Hathaway, Inc., Class B *	59,424	28,040,997
CME Group, Inc.	28,888	8,038,953
Equitable Holdings, Inc.	73,117	3,754,558
Evercore, Inc., Class A	13,039	3,926,565
Goldman Sachs Group, Inc. (The)	19,364	14,011,597
Houlihan Lokey, Inc.	8,831	1,683,718
Interactive Brokers Group, Inc., Class A	80,517	5,278,695
Intercontinental Exchange, Inc.	44,976	8,312,914
Jefferies Financial Group, Inc.	23,535	1,357,028
Lazard, Inc.	634	32,955
Nasdaq, Inc.	55,333	5,324,141
Robinhood Markets, Inc., Class A *	77,869	8,024,400
Stifel Financial Corp.	14,720	1,679,846
TPG, Inc.	50,652	2,890,710
Tradeweb Markets, Inc., Class A	17,634	2,443,191
Virtu Financial, Inc., Class A	74,693	3,296,949
		110,557,641
Leisure Goods — 0.5%
ROBLOX Corp., Class A *	58,747	8,094,749

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Life Insurance — 0.7%
Aflac, Inc.	51,614	5,128,367
Corebridge Financial, Inc.	1,224	43,525
Globe Life, Inc.	16,518	2,320,284
Primerica, Inc.	396	105,190
Unum Group	46,888	3,367,027
		10,964,393
Media — 2.4%
Liberty Media Corp-Liberty Formula One, Class C *	36,132	3,625,846
Netflix, Inc. *	23,343	27,063,874
Spotify Technology SA *	11,814	7,401,944
		38,091,664
Medical Equipment & Services — 3.3%
Abbott Laboratories	75,772	9,561,669
Boston Scientific Corp. *	102,830	10,788,924
Insulet Corp. *	13,286	3,831,682
Intuitive Surgical, Inc. *	23,445	11,279,155
Natera, Inc. *	24,513	3,276,407
Quest Diagnostics, Inc.	20,768	3,476,771
Stryker Corp.	24,222	9,512,706
		51,727,314
Non-life Insurance — 2.6%
Allstate Corp. (The)	27,474	5,584,091
Arthur J Gallagher & Co.	22,009	6,322,085
Axis Capital Holdings Ltd.	32,815	3,079,360
Brown & Brown, Inc.	39,633	3,621,267
Cincinnati Financial Corp.	12,858	1,896,684
Hartford Insurance Group, Inc. (The)	37,888	4,712,888
Old Republic International Corp.	91,445	3,307,566
Progressive Corp. (The)	40,062	9,696,606
Ryan Specialty Holdings, Inc.	10,588	647,880
WR Berkley Corp.	35,693	2,456,035
		41,324,462
Non-Renewable Energy — 3.1%
Antero Midstream Corp.	180,370	3,309,789
Cheniere Energy, Inc.	16,118	3,801,914
DT Midstream, Inc.	33,234	3,414,129
Kinder Morgan, Inc.	204,934	5,750,448
Marathon Petroleum Corp.	33,419	5,687,580
Phillips 66	38,826	4,798,117
Targa Resources Corp.	23,668	3,938,592
TechnipFMC plc (United Kingdom)	107,248	3,900,610
Texas Pacific Land Corp.	2,966	2,871,473
Valero Energy Corp.	27,491	3,774,789
Viper Energy, Inc.	27,814	1,047,475
Williams Cos., Inc. (The)	110,364	6,616,322
		48,911,238

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Personal Care, Drug & Grocery Stores — 1.8%
Casey's General Stores, Inc.	7,042	3,662,756
Cencora, Inc.	18,765	5,368,291
Colgate-Palmolive Co.	54,558	4,574,688
Kroger Co. (The)	65,953	4,623,305
McKesson Corp.	10,320	7,157,333
Procter & Gamble Co. (The)	18,017	2,711,018
		28,097,391
Pharmaceuticals, Biotechnology & Marijuana Producers — 4.3%
AbbVie, Inc.	88,253	16,681,582
Alnylam Pharmaceuticals, Inc. *	15,945	6,254,267
Cardinal Health, Inc.	30,589	4,748,025
Eli Lilly & Co.	25,736	19,046,441
Exelixis, Inc. *	85,334	3,090,797
Gilead Sciences, Inc.	88,689	9,958,888
Roivant Sciences Ltd. *	113,377	1,287,963
Vertex Pharmaceuticals, Inc. *	16,812	7,680,898
		68,748,861
Real Estate Investment & Services — 0.5%
CBRE Group, Inc., Class A *	34,634	5,393,899
Jones Lang LaSalle, Inc. *	7,022	1,898,468
		7,292,367
Real Estate Investment Trusts — 1.9%
Agree Realty Corp.	22,956	1,645,945
Digital Realty Trust, Inc.	2,906	512,735
EPR Properties	33,540	1,846,042
Essex Property Trust, Inc.	4,829	1,256,409
Iron Mountain, Inc.	40,344	3,927,892
Mid-America Apartment Communities, Inc.	10,099	1,438,400
Omega Healthcare Investors, Inc.	45,212	1,758,747
Simon Property Group, Inc.	33,762	5,529,878
Ventas, Inc.	62,644	4,208,424
Welltower, Inc.	52,017	8,586,446
		30,710,918
Retailers — 8.0%
Amazon.com, Inc. *	40,904	9,576,035
Amer Sports, Inc. (Finland) *	58,325	2,189,521
AutoNation, Inc. *	16,349	3,149,471
AutoZone, Inc. *	1,594	6,006,798
Carvana Co. *	16,469	6,425,710
Costco Wholesale Corp.	24,889	23,386,700
Gap, Inc. (The)	115,143	2,240,683
Home Depot, Inc. (The)	53,339	19,602,616
Lowe's Cos., Inc.	19,295	4,313,783
O'Reilly Automotive, Inc. *	75,459	7,419,129
Penske Automotive Group, Inc.	10,989	1,839,668
Tapestry, Inc.	48,199	5,206,938

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Retailers — continued
TJX Cos., Inc. (The)	77,397	9,638,248
Walmart, Inc.	246,004	24,103,472
Williams-Sonoma, Inc.	7,664	1,433,551
		126,532,323
Software & Computer Services — 25.4%
Alphabet, Inc., Class A	161,133	30,921,423
Amdocs Ltd.	13,641	1,164,396
AppLovin Corp., Class A *	20,008	7,817,126
Atlassian Corp., Class A *	23,184	4,446,228
Autodesk, Inc. *	20,807	6,306,810
Cloudflare, Inc., Class A *	32,659	6,782,621
Cognizant Technology Solutions Corp., Class A	62,238	4,466,199
Crowdstrike Holdings, Inc., Class A *	18,286	8,312,267
Datadog, Inc., Class A *	5,506	770,730
Dayforce, Inc. *	42,753	2,465,566
Docusign, Inc. *	50,347	3,808,247
DoorDash, Inc., Class A *	31,398	7,857,350
Dropbox, Inc., Class A *	116,665	3,169,788
Dynatrace, Inc. *	70,963	3,733,363
Elastic NV *	3,716	311,029
F5, Inc. *	13,304	4,169,740
Fortinet, Inc. *	61,234	6,117,277
Gartner, Inc. *	9,712	3,288,969
Gen Digital, Inc.	127,597	3,762,836
GoDaddy, Inc., Class A *	23,822	3,849,159
Guidewire Software, Inc. *	16,024	3,624,949
Hewlett Packard Enterprise Co.	234,295	4,847,564
HubSpot, Inc. *	7,329	3,808,515
International Business Machines Corp.	56,670	14,346,010
Intuit, Inc.	17,433	13,687,171
Kyndryl Holdings, Inc. *	87,699	3,312,391
Leidos Holdings, Inc.	22,601	3,608,250
Maplebear, Inc. *	77,585	3,721,752
Meta Platforms, Inc., Class A	43,973	34,010,477
Microsoft Corp.	63,221	33,728,403
MicroStrategy, Inc., Class A *	20,168	8,104,712
Nutanix, Inc., Class A *	54,103	4,066,923
Okta, Inc. *	38,848	3,799,334
Oracle Corp.	95,475	24,228,691
Palantir Technologies, Inc., Class A *	129,401	20,490,648
Palo Alto Networks, Inc. *	47,684	8,277,942
Paycom Software, Inc.	14,758	3,417,067
Pegasystems, Inc.	64,961	3,813,860
Procore Technologies, Inc. *	44,162	3,163,324
Reddit, Inc., Class A *	31,094	4,993,385
Roper Technologies, Inc.	10,625	5,848,000
Salesforce, Inc.	57,589	14,876,966

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Software & Computer Services — continued
Samsara, Inc., Class A *	75,854	2,884,728
ServiceNow, Inc. *	13,216	12,464,274
Snowflake, Inc., Class A *	29,876	6,677,286
SS&C Technologies Holdings, Inc.	48,263	4,125,521
Toast, Inc., Class A *	94,386	4,609,812
Twilio, Inc., Class A *	33,452	4,315,308
Tyler Technologies, Inc. *	7,328	4,283,656
UiPath, Inc., Class A *	251,851	2,959,249
Unity Software, Inc. *	142,266	4,745,994
VeriSign, Inc.	14,669	3,944,054
Workday, Inc., Class A *	22,940	5,261,977
Zoom Communications, Inc., Class A *	52,034	3,853,118
Zscaler, Inc. *	14,727	4,205,442
		401,627,877
Technology Hardware & Equipment — 11.6%
Amphenol Corp., Class A	91,897	9,787,950
Analog Devices, Inc.	34,891	7,837,565
Apple, Inc.	123,237	25,580,304
Astera Labs, Inc. *	40,445	5,530,045
Avnet, Inc.	53,444	2,829,325
Broadcom, Inc.	120,744	35,462,513
Cirrus Logic, Inc. *	12,611	1,270,054
Coherent Corp. *	46,410	4,993,716
Corning, Inc.	98,814	6,248,997
Flex Ltd. *	88,237	4,400,379
Jabil, Inc.	22,231	4,961,292
KLA Corp.	8,522	7,491,094
MACOM Technology Solutions Holdings, Inc. *	26,398	3,620,222
NVIDIA Corp.	211,514	37,621,995
Pure Storage, Inc., Class A *	1,973	117,433
Sandisk Corp. *	15,651	671,741
TD SYNNEX Corp.	25,244	3,644,981
Texas Instruments, Inc.	55,563	10,060,237
Vertiv Holdings Co., Class A	45,725	6,657,560
Western Digital Corp.	62,571	4,923,712
		183,711,115
Telecommunications Equipment — 0.7%
Cisco Systems, Inc.	38,880	2,646,950
Motorola Solutions, Inc.	14,601	6,409,547
Ubiquiti, Inc.	5,297	2,306,685
		11,363,182
Telecommunications Service Providers — 1.3%
AT&T, Inc.	448,168	12,284,285
GCI Liberty, Inc. Escrow ‡ *	3,962	—
T-Mobile US, Inc.	35,534	8,471,661
		20,755,946

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Tobacco — 1.2%
Altria Group, Inc.	53,497	3,313,604
Philip Morris International, Inc.	92,618	15,193,983
		18,507,587
Travel & Leisure — 1.9%
Aramark	52,359	2,228,399
Booking Holdings, Inc.	2,170	11,943,810
Hilton Worldwide Holdings, Inc.	23,612	6,329,905
Royal Caribbean Cruises Ltd.	24,116	7,665,753
Texas Roadhouse, Inc.	12,535	2,320,605
		30,488,472
Waste & Disposal Services — 0.3%
Republic Services, Inc.	21,964	5,065,997
Total Common Stocks (Cost $1,370,499,067)		1,580,025,159
Short-Term Investments — 0.0% ^
Investment Companies — 0.0% ^
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)(Cost $556,456)	556,456	556,456
Total Investments — 99.9% (Cost $1,371,055,523)		1,580,581,615
Other Assets in Excess of Liabilities — 0.1%		902,489
NET ASSETS — 100.0%		1,581,484,104

Percentages indicated are based on net assets.

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.
Futures contracts outstanding as of July 31, 2025:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	2	09/19/2025	USD	637,150	33,889

Abbreviations
USD	United States Dollar

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan U.S. Momentum Factor ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2025 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,580,581,615	$—	$— (b)	$1,580,581,615
Appreciation in Other Financial Instruments
Futures Contracts (a)	$33,889	$—	$—	$33,889

(a)	Please refer to the SOI for specifics of portfolio holdings.
(b)	Value is zero.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2025
Security Description	Value at October 31, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2025	Shares at July 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 4.37% (a) (b)	$1,591,982	$82,125,151	$83,717,133	$—	$—	$—	—	$112,585	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.26% (a) (b)	2,150,007	30,021,760	31,615,311	—	—	556,456	556,456	58,373	—
Total	$3,741,989	$112,146,911	$115,332,444	$—	$—	$556,456		$170,958	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2025.